Annual Operating Expenses - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 29, 2025
Fidelity Advisor Equity Income Fund - Class A
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.85%
Fidelity Advisor Equity Income Fund - Class C
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.61%
Fidelity Advisor Equity Income Fund - Class M
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.09%
Fidelity Advisor Equity Income Fund - Class I
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.61%
Fidelity Advisor Equity Income Fund - Class Z
Operating Expenses:
Management fee	0.46%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.47%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.19%, 0.23%, 0.21%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.